Leases - Operating Leases, Lessor, Future Undiscounted Cash Flows, and Income (Details) $ in Millions	Dec. 31, 2022 USD ($)
Operating lease payments receivable
2023	$ 24
2024	14
2025	4
2026 and thereafter	0
Total	$ 42